POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance Liability in the Statements (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 91,564	$ 82,153	$ 24,431	$ 19,744
Embedded derivative adjustments and other	1,428	926
Total policyholders’ account balances	92,992	83,079
Annuities
Policyholder Account Balance [Line Items]
Policyholders’ account balances	89,371	80,046	22,456	17,845
Total policyholders’ account balances	89,371	80,046
Life Insurance
Policyholder Account Balance [Line Items]
Policyholders’ account balances	2,193	2,107	$ 1,975	$ 1,899
Total policyholders’ account balances	$ 2,193	$ 2,107